Interest-bearing loans and borrowings - long term - Summary of non convertible debentures (Secured) (Detail) - Secured Non Convertible Debentures ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨) ₨ / shares shares	Mar. 31, 2026 USD ($) shares	Mar. 31, 2025 INR (₨) shares
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 79,827	$ 851	₨ 72,974
Transaction costs, discount on issue and premium on redemption	7,767	83	4,102
Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Net of transaction cost	₨ 72,060	$ 768	₨ 68,872
Tranche One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,590	1,590	1,945
Net of transaction cost	₨ 1,590	$ 17	₨ 1,945
Interest rate %	9.75%	9.75%
Earliest redemption date	Sep. 30, 2025
Last date of repayment	Oct. 31, 2026
Terms of repayment	Half yearly
Tranche Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	865	865	951
Net of transaction cost	₨ 865	$ 9	₨ 951
Interest rate %	9.10%	9.10%
Earliest redemption date	Sep. 30, 2025
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,603	3,603	3,964
Net of transaction cost	₨ 3,603	$ 38	₨ 3,964
Interest rate %	9.10%	9.10%
Earliest redemption date	Sep. 30, 2025
Last date of repayment	Sep. 30, 2034
Terms of repayment	Half yearly
Tranche Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,239	1,239	1,342
Net of transaction cost	₨ 1,239	$ 13	₨ 1,342
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	5,412	5,412	5,863
Net of transaction cost	₨ 5,412	$ 58	₨ 5,863
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,068	3,068	3,323
Net of transaction cost	₨ 3,068	$ 33	₨ 3,323
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	9,377	9,377	10,157
Net of transaction cost	₨ 9,377	$ 100	₨ 10,157
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Eight | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	1,388	1,388	1,504
Net of transaction cost	₨ 1,388	$ 15	₨ 1,504
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Nine | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	2,931	2,931	3,175
Net of transaction cost	₨ 2,931	$ 31	₨ 3,175
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Ten | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 1,000,000
Numbers of NCDs outstanding | shares	3,546	3,546	3,841
Net of transaction cost	₨ 3,546	$ 38	₨ 3,841
Interest rate %	6.03%	6.03%
Earliest redemption date	Feb. 28, 2026
Last date of repayment	Aug. 22, 2026
Terms of repayment	Yearly
Tranche Eleven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares			25,000
Net of transaction cost | ₨			₨ 2,500
Interest rate %	9.55%	9.55%
Earliest redemption date	Aug. 11, 2026
Last date of repayment	Aug. 11, 2026
Terms of repayment	Bullet
Tranche Twelve | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares			36,732,513
Net of transaction cost | ₨			₨ 367
Interest rate %	11.50%	11.50%
Earliest redemption date	Dec. 05, 2052
Last date of repayment	Dec. 05, 2052
Terms of repayment	Bullet
Tranche Thirteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares			26,661,237
Net of transaction cost | ₨			₨ 267
Interest rate %	11.50%	11.50%
Earliest redemption date	Feb. 16, 2053
Last date of repayment	Feb. 16, 2053
Terms of repayment	Bullet
Tranche Fourteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares			9,594,200
Net of transaction cost | ₨			₨ 96
Interest rate %	11.50%	11.50%
Earliest redemption date	Nov. 09, 2053
Last date of repayment	Nov. 09, 2053
Terms of repayment	Bullet
Tranche Fifteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares			23,598,000
Net of transaction cost | ₨			₨ 236
Interest rate %	11.50%	11.50%
Earliest redemption date	Nov. 09, 2053
Last date of repayment	Nov. 09, 2053
Terms of repayment	Bullet
Tranche Sixteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	20,000	20,000	20,000
Net of transaction cost	₨ 2,000	$ 21	₨ 2,000
Interest rate %	9.30%	9.30%
Earliest redemption date	Jun. 01, 2026
Last date of repayment	Jun. 01, 2026
Terms of repayment	Bullet
Tranche Seventeen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	1,500	1,500	1,500
Net of transaction cost	₨ 150	$ 2	₨ 150
Interest rate %	10.24%	10.24%
Earliest redemption date	May 25, 2026
Last date of repayment	May 25, 2026
Terms of repayment	Bullet
Tranche Eighteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	136,500	136,500
Net of transaction cost	₨ 13,650	$ 145
Interest rate %	9.90%	9.90%
Earliest redemption date	Dec. 15, 2026
Last date of repayment	Dec. 15, 2026
Terms of repayment	Bullet
Tranche Nineteen | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares			80,000
Net of transaction cost | ₨			₨ 8,000
Interest rate %	10.18%	10.18%
Earliest redemption date	Apr. 30, 2025
Last date of repayment	Apr. 30, 2025
Terms of repayment	Bullet
Tranche Twenty | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	52,500	52,500	65,000
Net of transaction cost	₨ 5,250	$ 56	₨ 6,500
Interest rate %	9.43%	9.43%
Earliest redemption date	Jan. 01, 2027
Last date of repayment	Jan. 01, 2027
Terms of repayment	Yearly
Tranche Twenty One | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares			19,903,929
Net of transaction cost | ₨			₨ 199
Interest rate %	11.50%	11.50%
Earliest redemption date	Jun. 28, 2054
Last date of repayment	Jun. 28, 2054
Terms of repayment	Bullet
Tranche Twenty Two | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares			6,799,118
Net of transaction cost | ₨			₨ 68
Interest rate %	11.50%	11.50%
Earliest redemption date	Jun. 28, 2054
Last date of repayment	Jun. 28, 2054
Terms of repayment	Bullet
Tranche Twenty Three | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 10
Numbers of NCDs outstanding | shares	19,626,496	19,626,496	19,626,496
Net of transaction cost	₨ 196	$ 2	₨ 196
Interest rate %	11.50%	11.50%
Earliest redemption date	Jun. 28, 2054
Last date of repayment	Jun. 28, 2054
Terms of repayment	Bullet
Tranche Twenty Four | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares			50,000
Net of transaction cost | ₨			₨ 5,000
Interest rate %	10.18%	10.18%
Earliest redemption date	Aug. 22, 2025
Last date of repayment	Aug. 22, 2025
Terms of repayment	Bullet
Tranche Twenty Five | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Non listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	60,000	60,000	0
Net of transaction cost	₨ 6,000	$ 64
Interest rate %	10.20%	10.20%
Earliest redemption date	Dec. 31, 2026
Last date of repayment	Dec. 31, 2026
Terms of repayment	Bullet
Tranche Twenty Six | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	48,802	48,802
Net of transaction cost	₨ 4,880	$ 52
Interest rate %	7.69%	7.69%
Earliest redemption date	Mar. 27, 2029
Last date of repayment	Mar. 27, 2029
Terms of repayment	Quarterly
Tranche Twenty Seven | Gross carrying amount
Disclosure Of Detailed Information About Secured Non Convertible Debentures [Line Items]
Listing status	Listed
Face value per NCD | ₨ / shares	₨ 100,000
Numbers of NCDs outstanding | shares	69,158	69,158	72,278
Net of transaction cost	₨ 6,916	$ 74	₨ 7,228
Interest rate %	8.44%	8.44%
Earliest redemption date	Jun. 30, 2025
Last date of repayment	Aug. 31, 2029
Terms of repayment	Quarterly